Leases (Tables)	12 Months Ended
Mar. 31, 2022
Leases [Abstract]
Future minimum rental income

Year ending March 31,	$ in thousands

2023	105

105

Weighted average discount rate measure operating lease liabilities

Year ended March 31, 2022
$ in thousands
Assets
Right-of-use assets	133

Liabilities
Current portion of operating lease liabilities	114
Non-current portion of operating lease liabilities	19

Total	133

Maturities of lease liabilities

Year ending March 31,	$ in thousands
2023	117
2024	19

136
Less: imputed interest	(3)

Total lease cost	133

Schedule of recognized rent expense

Operating lease cost:	Year ending March 31, 2020	Year ending March 31, 2021	Year ending March 31, 2022
	$ in thousands	$ in thousands	$ in thousands

Fixed rent expense	91	100	112

Total	91	100	112

Supplemental cash flow and Other Information

March 31, 2022	$ in thousands

Total lease liabilities	133
Cash payment for amount included in the measurement of lease liabilities	136
Weighted average remaining lease term (month)	14.5
Weighted average discount rate	4.05%